INCOME TAX EXPENSE - Reconciliation of tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of average effective tax rate and applicable tax rate
Earnings before income tax	$ 708.6	$ 106.7
Statutory Rate	26.50%	26.50%
Expected income tax expense	$ 187.8	$ 28.3
Increase (decrease) resulting from:
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	51.0	18.6
Accounting expenses not deductible for tax	19.2	20.5
Accounting income not subject to tax	(0.3)	(3.8)
Change in unrecognized deferred tax assets	21.4	(11.6)
Change in unrecognized deferred tax assets from impairment charges	8.8	32.9
Mining and State Taxes	6.2	(3.9)
Percentage of depletion	(12.9)	(5.3)
Taxes on (recovery from) repatriation of foreign earnings	(18.2)	(1.0)
True-up of prior provisions to tax filings	3.6	2.2
Change in income tax related uncertain tax positions	22.3	0.8
Other	4.3	(1.6)
Total tax expense	$ 293.2	$ 76.1